Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 29, 2016
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Jun. 29, 2016
Document Effective Date	Jun. 29, 2016
Prospectus Date	Jun. 29, 2016
Appleton Equity Growth Fund | Appleton Equity Growth Fund
Prospectus:
Trading Symbol	APLEX